BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund

BLACKROCK SERIES FUND, INC.

BlackRock Large Cap Core Portfolio

SUPPLEMENT DATED OCTOBER 8, 2010 TO THE PROSPECTUSES

     Peter Stournaras has joined the portfolio management team of the Funds listed above. The following changes are made to the prospectuses:

     In the “Fund Overview” section for each Fund, the subsection entitled “Portfolio Managers” is deleted and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

Robert Doll, Jr., CFA, CPA	1999[1,5]	Senior Managing Director and Chief Equity
	2001[2,6]	Strategist of BlackRock, Inc.
2007[3]
2008[4]

Daniel Hanson, CFA	2003[5]	Managing Director of BlackRock, Inc.
2004[6]
2007[1,3]
2008[2,4]

Peter Stournaras, CFA	2010[7]	Managing Director of BlackRock, Inc.

[1]	For BlackRock Large Cap Growth Fund (“Growth Fund”), BlackRock Large Cap Value Fund (“Value Fund”) and BlackRock Large Cap Core Fund (“Core Fund”)

[2]	For BlackRock Large Cap Core Portfolio (“Large Cap Core Portfolio”)

[3]	For BlackRock Large Cap Core Plus Fund (“Core Plus Fund”)

[4]	For BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio (collectively, the “Retirement Portfolios”)

[5]	For BlackRock Large Cap Growth V.I. Fund (“Large Cap Growth V.I.”)

[6]	For BlackRock Large Cap Value V.I. Fund (“Large Cap Value V.I.”) and BlackRock Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”)

[7]	For all Funds

     The section in the prospectuses captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed by a team of financial professionals. Robert Doll, Jr., CFA, Daniel Hanson, CFA and Peter Stournaras, CFA are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

     In addition, the section in the prospectuses captioned “Management of the Funds – Portfolio Manager Information” is deleted in its entirety and replaced with the following:

     The Funds are managed by a team of financial professionals. Information about Robert Doll, Jr., Daniel Hanson and Peter Stournaras, the portfolio managers, is provided below:

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Robert Doll, Jr., CFA, CPA,	Jointly and primarily responsible for	1999[1,5]	Senior Managing Director and Chief
Senior Portfolio Manager	the day-to-day management of each	2001[2,6]	Equity Strategist of BlackRock, Inc.
	Fund’s portfolio including setting	2007[3]	since 2010; Vice Chairman and Global
	each Fund’s overall investment	2008[4]	Chief Investment Officer for Equities
	strategy and overseeing the		of BlackRock, Inc. from 2006 to 2010;
	management of the Funds		President and Chief Investment Officer
of Merrill Lynch Investment Managers,
L.P. (“MLIM”) and its affiliate, Fund
Asset Management, L.P. from 2001 to
2006; President and a member of the
Board of the funds advised by MLIM
and its affiliates from 2005 to 2006

Daniel Hanson, CFA,	Jointly and primarily responsible for	2003[5]	Managing Director of BlackRock,
Portfolio Manager	the day-to-day management of each	2004[6]	Inc. since 2009; Director of
	Fund’s portfolio including setting	2007[1,3]	BlackRock, Inc. from 2007 to 2008;
	each Fund’s overall investment	2008[2,4]	Vice President of BlackRock, Inc. in
	strategy and overseeing the		2006; Vice President of MLIM from
	management of the Funds		2003 to 2006

Peter Stournaras, CFA	Jointly and primarily responsible for	2010[7]	Managing Director of BlackRock,
Portfolio Manager	the day-to-day management of each		Inc. since 2010; Director at Northern
	Fund’s portfolio including setting		Trust Company from 2006 to 2010;
	each Fund’s overall investment		Portfolio Manager at Smith
	strategy and overseeing the		Barney/Legg Mason from 2005 to
	management of the Funds		2006; Director at Citigroup Asset
Management from 1998 to 2005

[1]	For Growth Fund, Value Fund and Core Fund

[2]	For Large Cap Core Portfolio

[3]	For Core Plus Fund

[4]	For the Retirement Portfolios

[5]	For Large Cap Growth V.I.

[6]	For Large Cap Value V.I. and Large Cap Core V.I.

[7]	For all Funds

Shareholders should retain this Supplement for future reference.

Code # ALLPR-LCSVS-1010 SUP